Submission	Jan. 13, 2025
Submission [Line Items]
Central Index Key	0001818201
Registrant Name	CCC Intelligent Solutions Holdings Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES